Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents our revenues disaggregated by source:

	For the Twelve Months Ended December 31,
(Dollars in Thousands)	2020	2019	2018
FFS-patient care	$647,314	$676,157	$572,719
FFS-administrative services	58,278	48,510	32,960
Shared savings	66,414	39,854	39,245
Care management fees (PMPM)	26,766	18,547	9,836
Other revenue	18,303	3,292	2,849
Total Revenue	$817,075	$786,360	$657,609
The following table presents the approximate percentages by source of net operating revenue received for healthcare services we provided for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Commercial insurers	69%	67%	67%
Government payers	17%	17%	17%
Patient	14%	16%	16%
	100%	100%	100%
The following table presents our revenues disaggregated by source:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollars in Thousands)	2021	2020	2021	2020
FFS-patient care	$200,208	$168,622	$550,607	$474,816
FFS-administrative services	16,407	14,489	47,162	42,663
Shared savings	25,333	15,905	62,045	49,441
Care management fees (PMPM)	9,376	7,024	27,321	20,320
Other revenue	200	1,130	3,752	16,136
Total Revenue	$251,524	$207,170	$690,887	$603,376
The following table presents the approximate percentages by source of net operating revenue received for healthcare services we provided for the periods indicated:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Commercial insurers	70%	69%	69%	68%
Government payers	17%	18%	16%	16%
Patient	13%	13%	15%	16%
	100%	100%	100%	100%

Contract with Customer, Contract Asset, Contract Liability, and Receivable
The Company has the following contract assets and unearned revenue:

	Year Ended December 31,
(Dollars in Thousands)	2020	2019
Balances for contracts with customers
Accounts receivable	$99,118	$77,339
Unearned revenue	$2,759	$566
Changes in the balance of total deferred revenue during the twelve months ended December 31, 2020 are as follows:

(Dollars in Thousands)	December 31, 2019	Additions	Revenue Recognized	December 31, 2020
Unearned Revenue	$566	4,117	(1,924)	$2,759
The Company has the following contract assets and unearned revenue:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Balances for contracts with customers
Accounts receivable	$98,384	$99,118
Unearned revenue	$4,832	$2,759
Changes in the balance of total deferred revenue during the nine months ended September 30, 2021 are as follows:

(Dollars in Thousands)	December 31, 2020	Additions	Revenue Recognized	September 30, 2021
Unearned revenue	$2,759	3,161	(1,088)	$4,832